Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jun. 30, 2021	$ 32	$ 49		$ (6,032,338)	$ 7,161	$ (6,025,096)
Balance, shares at Jun. 30, 2021	8,052,000	12,078,250
Issuance of ordinary shares (Note 10)	$ 35		14,482,926			14,482,961
Issuance of ordinary shares (Note 10), shares	8,821,500
Net income (loss)				92,697		92,697
Foreign currency translation adjustment					(114,433)	(114,433)
Balance at Jun. 30, 2022	$ 67	$ 49	14,482,926	(5,939,641)	(107,272)	8,436,129
Balance, shares at Jun. 30, 2022	16,873,500	12,078,250
Issuance of ordinary shares (Note 10)	$ 2		862,041			862,043
Issuance of ordinary shares (Note 10), shares	556,250
Net income (loss)				(3,213,360)		(3,213,360)
Foreign currency translation adjustment					396,262	396,262
Ordinary shares buy back (Note 10)	$ (16)		(6,848,257)			(6,848,273)
Ordinary shares buy back (Note 10), shares	(4,026,000)
Balance at Jun. 30, 2023	$ 53	$ 49	8,496,710	(9,153,001)	288,990	(367,199)
Balance, shares at Jun. 30, 2023	13,403,750	12,078,250
Issuance of ordinary shares (Note 10)						50,000
Net income (loss)				(15,602,792)		(15,602,792)
Foreign currency translation adjustment					139,230	139,230
Issuance of ordinary shares from private placement exercise (Note 10)	$ 4		1,724,069			1,724,073
Issuance of ordinary shares from private placement exercise (Note 10), shares	996,000
Stock-based compensation	$ 21		9,119,743			9,119,764
Stock-based compensation, shares	5,272,000
Issuance of ordinary shares from public offering exercise (“IPO”)	$ 10		9,126,366			9,126,376
Issuance of ordinary shares from public offering exercise ("IPO"), shares	2,587,500
Cashless exercise of common stock warrants	$ 1					1
Cashless exercise of common stock warrants, shares	154,212
Balance at Jun. 30, 2024	$ 89	$ 49	$ 28,466,888	$ (24,755,793)	$ 428,220	$ 4,139,453
Balance, shares at Jun. 30, 2024	22,413,462	12,078,250